Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 0	$ 1	$ 641,765	$ (597,916)	$ 0	$ 43,850	$ 115,175	$ 159,025
Beginning balance, shares at Dec. 31, 2019	23,242	13,360,356
Net income	$ 0	$ 0	0	(192,961)	0	(192,961)	4,356	(188,605)
Tender offer- redemption of preferred stock (Note 17)								0
Cancellation of shares (Note 17)	$ 0	$ 0	0	0	0	0	0	0
Cancellation of shares (Note 17)		(1,345)
Conversion of convertible preferred stock to common stock (Note 17)	(210)
Conversion of convertible preferred stock to common stock (Note 17)		22,712
Issuance of common stock (Note 17)	$ 0	$ 0	0	0	0	0	0	0
Issuance of common stock, shares (Note17)		2,414,263
Stock-based compensation expenses (Note 17)	0	$ 0	1,268	0	0	1,268	0	1,268
Stock-based compensation expenses, shares (Note 17)		85,161
Other adjustments in accumulated deficit	0	$ 0	0	6,285	0	6,285	0	6,285
Dividends paid to noncontrolling shareholders	$ 0	$ 0	0	0	0	0	(12,256)	(12,256)
Ending balance, shares at Dec. 31, 2020	23,032	15,881,147
Ending balance, value at Dec. 31, 2020	$ 0	$ 1	643,033	(784,592)	0	(141,558)	107,275	(34,283)
Net income	0	0	0	116,686	0	116,686	(24,785)	91,901
Tender offer- redemption of preferred stock (Note 17)								0
Cancellation of shares (Note 17)	0	$ 1	0	0	0	0	0	0
Cancellation of shares (Note 17)		(894)
Issuance of common stock (Note 17)	0	$ 0	0	0	0	1	0	1
Issuance of common stock, shares (Note17)		9,301,542
Sale of shares (Note 17)	0	$ 0	44,436	0	0	44,436	0	44,436
Stock-based compensation expenses (Note 17)	0	$ 0	589	0	0	589	0	589
Stock-based compensation expenses, shares (Note 17)		16,825
Acquisition of Noncontrolling Interest (Note 17)	$ 0	$ 0	(8,757)	0	0	(8,757)	(27,243)	(36,000)
Ending balance, shares at Dec. 31, 2021	23,032	25,198,620
Ending balance, value at Dec. 31, 2021	$ 0	$ 2	679,301	(667,906)	0	11,397	55,247	66,644
Net income	0	0	0	87,306	0	87,306	(2,037)	85,269
Tender offer- redemption of preferred stock (Note 17)	$ 0	0	(14,540)	4,547	0	(9,993)	0	(9,993)
Tender offer- redemption of preferred stock, shares (Note 17)	(6,044)
Cancellation of shares (Note 17)	$ 0	$ 0	0	0	0	0	0	0
Cancellation of shares (Note 17)		(2,452,170)
Issuance of common stock, shares (Note17)	1,000
Stock-based compensation expenses (Note 17)	$ 0	$ 0	171	0	0	171	0	171
Stock-based compensation expenses, shares (Note 17)		80,000
Ending balance, shares at Dec. 31, 2022	16,988	22,826,450
Ending balance, value at Dec. 31, 2022	$ 0	$ 2	$ 664,932	$ (576,053)	$ 0	$ 88,881	$ 53,210	$ 142,091